Organization, Basis of Presentation, and Summary of Significant Accounting Policies (Detail) (Malibu Boat LLC [Member])	Mar. 31, 2014	Feb. 05, 2014
Malibu Boat LLC [Member]
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	50.70%	50.70%